Consolidated Statements of Operations - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 5,767,000,000	$ 5,639,000,000	$ 4,913,000,000
Cost of revenues	(5,101,000,000)	(4,986,000,000)	(4,329,000,000)
Gross profit	666,000,000	653,000,000	584,000,000
Equity in earnings of unconsolidated affiliates	30,000,000	35,000,000	79,000,000
Selling, general and administrative expenses	(335,000,000)	(341,000,000)	(294,000,000)
Acquisition and integration related costs	(9,000,000)	(2,000,000)	(7,000,000)
Goodwill impairment	(99,000,000)	0	0
Restructuring charges and asset impairments	(214,000,000)	0	0
Gain (loss) on disposition of assets and investments	18,000,000	17,000,000	(2,000,000)
Gain on consolidation of Aspire subcontracting entities	0	0	108,000,000
Operating income	57,000,000	362,000,000	468,000,000
Interest expense	(83,000,000)	(99,000,000)	(66,000,000)
Other non-operating income (loss)	1,000,000	5,000,000	(6,000,000)
(Loss) income before income taxes and noncontrolling interests	(25,000,000)	268,000,000	396,000,000
Provision for income taxes	(26,000,000)	(59,000,000)	(86,000,000)
Net (loss) income	(51,000,000)	209,000,000	310,000,000
Net income attributable to noncontrolling interests	(21,000,000)	(7,000,000)	(29,000,000)
Net (loss) income attributable to KBR	$ (72,000,000)	$ 202,000,000	$ 281,000,000
Net (loss) income attributable to KBR per share:
Basic (usd per share)	$ (0.51)	$ 1.42	$ 1.99
Diluted (usd per share)	$ (0.51)	$ 1.41	$ 1.99
Basic weighted average common shares outstanding (in shares)	142	141	140
Diluted weighted average common shares outstanding (in shares)	142	142	141
Cash dividends declared per share (usd per share)	$ 0.40	$ 0.32	$ 0.32